EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2025
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
12. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing net earnings available to common shareholders by the basic weighted average number of shares of common stock outstanding during each period. Diluted earnings per share is calculated by dividing net earnings available to common shareholders by the basic weighted average number of shares of common stock outstanding plus common stock equivalents during each period.
The following table provides a reconciliation of the numerators and denominators used to calculate basic and diluted net earnings per common share as disclosed in our consolidated statements of operations for the fiscal years ended March 31, 2025, 2024 and 2023 (in thousands, except per share data):

	Year ended March 31,
	2025	2024	2023
Net earnings attributable to common shareholders – basic and diluted
Continuing operations	$79,841	$95,121	$97,411
Discontinued operations	28,137	20,655	21,945
Net earnings	$107,978	$115,776	$119,356

Basic and diluted common shares outstanding:
Weighted average common shares outstanding – basic	26,503	26,610	26,569
Effect of dilutive shares	163	107	85
Weighted average shares common outstanding – diluted	26,666	26,717	26,654

Net earnings per common share – basic
Continuing operations	$3.01	$3.57	$3.66
Discontinued operations	1.06	0.78	0.83
Net earnings per common share – basic	$4.07	$4.35	$4.49

Net earnings per common share – diluted
Continuing operations	$2.99	$3.56	$3.66
Discontinued operations	1.06	0.77	0.82
Net earnings per common share – diluted	$4.05	$4.33	$4.48